Note 2 - Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Trade receivables	$300	$345
Miscellaneous receivables	50	57
Total (net of allowances of $10 and $11 as of December 31, 2015 and December 31, 2014, respectively)	$350	$402